Equity (Details) - Schedule of dividends (Parentheticals)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Dividends Abstract
Constitution of legal reserve net profit	5.00%	5.00%
Mandatory minimum dividends of adjusted net profit	25.00%	25.00%